Equity Plans - (Tables) - Rigetti Computing, Inc [Member]	11 Months Ended
Dec. 31, 2021
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value [Table Text Block]
A summary of activity related stock option grants to employees under the Plan as of December 31, 2021 and January 31, 2021, and changes during the years then ended is as follows:

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)
Outstanding - January 31, 2021	17,008,770	$0.27	9.0
Granted	62,500	$0.21
Exercised	(1,785,242)	$0.21
Forfeited	(713,684)	$0.21

Outstanding - December 31, 2021	14,572,344	$0.28	8.1

Exercisable - December 31, 2021	7,797,387	$0.31	7.9

Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-Based Compensation Expense
—Stock-based compensation for the eleven months ended December 31, 2021 and year ended January 31, 2021, was as follows:

	11 Months Ended December 31,	Year Ended January 31,
	2021	2021
Research and development	$975,136	$894,141
Selling, general, and administrative expenses	790,235	1,697,897

Total stock-based compensation expense	$1,765,371	$2,592,038

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions
The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the 11 months ended December 31, 2021 and year ended January 31, 2021, are as follows:

	December 31,	January 31,
	2021	2021
Expected volatility	46.8%	41.2% - 43.1%
Weighted-average risk-free interest rate	1.07%	0.3% - 0.6%
Expected dividend yield	0%	0%
Expected term (in years)	6.1 years	5.0 - 6.3 years
Exercise price	$0.21	$ 0.21